Acquisition of Interest and Control - Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date (Details) - BRL (R$) R$ in Thousands	Sep. 01, 2024	Sep. 01, 2023	Dec. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	Jul. 01, 2023
Comprised by
Contingent consideration to be settled			R$ 42,186
Companhia Ultragaz S A [member] | WTZ Participações S.A. [Member]
Comprised by
Contingent consideration to be settled	R$ 45,384
Ultracargo Logística S.A. | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Assets
Cash and cash equivalents						R$ 3,248
Trade receivables						6,107
Recoverable taxes						402
Other receivables and other assets						1,057
Property, plant and equipment, net						248,951
Intangible assets, net						10,441
Liabilities
Loans and financing						44,568
Trade payables						911
Salaries and related charges						1,430
Taxes payable, income and social contribution taxes payable						13,974
Other payables						23,743
Fair value of assets and liabilities according to Ultracargo's interest						92,790
Goodwill based on expected future profitability					R$ 117,306	117,306
Fair value of investee’s assets and liabilities						185,580
Acquisition value						R$ 210,096
Cia Ultragaz [member] | WTZ Participações S.A. [Member]
Assets
Cash and cash equivalents	5,399
Trade receivables	33,168
Recoverable taxes	3,036
Prepaid expenses	170
Other receivables	320
Other investments	5
Property, plant and equipment, net	1,684
Intangible assets, net	11
Derivative instruments	209,348
Liabilities
Loans and financing	68
Trade payables	27,541
Salaries and related charges	2,211
Taxes payable, income and social contribution taxes payable	80,918
Other payables	2,655
Goodwill based on expected future profitability	52,038
Non-controlling interests	67,498
Assets acquired	130,873
Liabilities assumed	58,623
Acquisition value	124,288
Comprised by
Cash	59,506
Acquisition of ownership interest via capital contribution (as non-controlling interests)	23,904
Contingent consideration to be settled	40,878
Net cash outflow resulting from the acquisition
Initial consideration in cash	59,506
Cash and cash equivalents acquired	(5,399)
Net cash consumed on investments acquisition	R$ 54,107
Ultrapar Mobilidade Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Assets
Cash and cash equivalents		R$ 1,719
Trade receivables		28,475
Inventories		9,128
Recoverable taxes		2,551
Other receivables		55
Other investments		298
Right-of-use assets, net		25,500
Property, plant and equipment, net		41,938
Intangible assets, net		11,634
Liabilities
Loans and financing		17,337
Trade payables		26,965
Salaries and related charges		1,933
Taxes payable, income and social contribution taxes payable		376
Leases payable		25,500
Other payables		8,194
Goodwill based on expected future profitability		1,413		R$ 1,413
Non-controlling interests		16,397
Assets acquired		72,779
Liabilities assumed		48,183
Acquisition value		26,009
Comprised by
Cash		5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)		16,193
Contingent consideration to be settled		4,816
Total consideration		26,009
Net cash outflow resulting from the acquisition
Initial consideration in cash		(5,000)
Contingent consideration settled		(4,816)
Cash and cash equivalents acquired		1,720
Net cash consumed on investments acquisition		R$ (8,096)